Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Schedule of the impact of correction

The impact of the correction is shown in the following table (in thousands):

	For the Six Months Ended June 30, 2014
Statement of Cash Flows	As Previously Reported	As Restated
Change in operating assets and liabilities: accounts receivable—JIB and other	$1,929	$(1,557)
Net cash provided by operating activities	177,047	173,561
Investment in property and equipment	(279,033)	(275,547)
Net cash used in investing activities	(131,514)	(128,028)

	For the Twelve Months Ended December 31,
	2014		2013		2012
Statement of Cash Flows	As Previously Reported	As Restated	As Previously Reported	As Restated	As Previously Reported	As Restated
	(in thousands)
Change in operating assets and liabilities:
accounts receivable—JIB and other	$(13,603)	$(18,897)	$(28,488)	$(18,002)	$(11,019)	$(3,249)
Net cash provided by operating activities	356,838	351,544	227,102	237,588	137,249	145,019
Investment in property and equipment	(561,691)	(556,397)	(573,734)	(584,220)	(422,332)	(430,102)
Net cash used in investing activities	(409,558)	(404,264)	(1,193,846)	(1,204,332)	(773,608)	(781,378)